SUMMARY OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding Beginning | shares
Weighted Average Grant Date Fair Value, Outstanding Beginnning | $ / shares
Number of shares, Granted | shares	50,604
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.41
Number of shares, Cancelled | shares	(7,973)
Weighted Average Grant Date Fair Value, Cancelled | $ / shares
Number of shares, Vested | shares	(2,458)
Weighted Average Grant Date Fair Value, Vested | $ / shares
Number of shares, Outstanding Endiing | shares	40,172
Weighted Average Grant Date Fair Value, Outstanding Ending | $ / shares	$ 1.41